LEASES - Schedule of Maturities the Company's of Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Operating
2020		$ 3,283
2020	$ 2,207
2021	2,512	2,783
2022	2,178	2,455
2023	1,900	2,190
2024	1,768	2,046
Thereafter	5,854	6,348
Total	16,419	19,105
Less: Interest	(4,762)	(5,588)
Present value of lease liabilities	11,657	13,517
Finance
2020		1,759
2020	1,267
2021	1,838	1,838
2022	2,027	2,026
2023	708	708
2024	105	106
Thereafter	0	0
Total	5,945	6,437
Less: Interest	(817)	(935)
Present value of lease liabilities	$ 5,128	$ 5,502